Shareholder Report, Line Graph (Details) 190070_Innovator IBD 50 ETF_TF_TSR Annual {TF} - USD ($)											12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2025
Innovator IBD® 50 ETF
Account Value [Line Items]
Line Graph and Table Measure Name											Innovator IBD 50 ETF NAV
Accumulated Value	$ 11,084	$ 8,594	$ 10,507	$ 20,169	$ 14,412	$ 13,292	$ 12,516	$ 13,336	$ 8,839	$ 9,200	$ 17,028
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 TR
Accumulated Value	32,593	23,616	21,441	25,110	17,570	16,015	14,008	13,049	10,555	10,099	$ 39,586
IBD 50 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											IBD 50 Total Return Index
Accumulated Value	$ 12,234	$ 9,362	$ 11,451	$ 21,721	$ 15,414	$ 14,187	$ 13,204	$ 13,959	$ 9,185	$ 9,548	$ 18,872